Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,
	2020	2021
	$	$
Payroll and welfare payable	5,306	2,853
VAT, and other taxes payable	728	492
Payables for office supply and utilities	435	226
Payables for purchase of property and equipment	52	53
Professional service fees	2,930	963
Payables for share purchase consideration	10,000	10,000
Payables for Samsung arbitration compensation	3,749	3,749
Interest and penalty payable	6,386	1,137
Advance from customers	4,828	5,084
Payables to an export/import agent	7,750	924
Payable related to a lawsuit	-	2,108
Others	298	346
	42,462	27,935